RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended	36 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Directors' fees	$ 323	$ 305
Salaries and consultants' fees	4,232	1,715
Share-based payments (non-cash)	1,838	1,708
Total	$ 6,393	$ 3,728